INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of loss before income tax

	March 31,
	2023	2022

Loss before income taxes arising in UK	$(13,314,440)	$(11,716,916)
Loss before income taxes arising in U.S.	(829,295)	(2,520,145)
Total loss before income tax benefit	$(14,143,735)	$(14,237,061)

Reconciliation of effective tax rate

	March 31,
	2023		2022
Loss before income taxes	$(14,143,735)		$(14,237,061)
Expected tax benefit	(3,145,943)	(22%)	(2,989,783)	(21%)
Foreign tax differential	235,938	2%	234,338	2%
Enhanced research and development	(369,946)	(3%)	(463,591)	(3%)
Prior year true-up of NOL’s	(46,393)	0%	2,401,930	17%
Other	338,278	2%	74,579	1%
Change in valuation allowance	2,988,066	21%	742,527	5%
R&D credit received	—	—	350,256	2%
Actual income tax benefit	$—	—	$350,256	2%

Schedule of deferred income tax assets

	March 31,
	2023	2022

Net operating tax loss carried forward	$9,259,000	$6,671,000
Research and development enhancement	361,000	335,000
Other items	38,000	(335,000)
Valuation allowance	(9,658,000)	(6,671,000)
Net deferred tax assets	$—	$—